Note 15 - Fair Value Measurement and Financial Instruments 1 (Details Textual) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jan. 25, 2022	Jan. 24, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.00%
Sponsor Earnout [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	3 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	67.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.80%
PIPE Warrant, Liberty Warrants, and Liberty Advisory Fee Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	3 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	67.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.80%
The 8.63 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 8.63	$ 8.63	$ 8.63	$ 11.5